January 9, 2013


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


                 Re: Guggenheim Defined Portfolios, Series 992
                              File No. 333-185148
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Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 3, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on January 8, 2013.

                                              GUGGENHEIM FUNDS DISTRIBUTORS, LLC


                                                          BY: /S/ KEVIN ROBINSON
                                                              ------------------
                                                   General Counsel and Secretary